DEFERRED INCOME (Tables)	12 Months Ended
Dec. 31, 2025
Accruals and deferred income including contract liabilities [abstract]
Schedule of deferred income

	12.31.2025	12.31.2024
Contractual Liabilities (customers contracts)(1)	1,078,029	1,016,935
Sale of goods and fixed assets(2)	56,130	61,919
Government grants	1,180	6,714
Other(3)	167,326	60,478
Total	1,302,665	1,146,046

Current	1,076,293	1,019,134
Non-current	226,372	126,912

(1)Refers to the balance of contractual liabilities of customers, deferred to match performance obligations over time.
(2)Includes the net balances of the residual values from sale of non-strategic towers and rooftops, transferred to income as the conditions for recognition are met..
(3)The consolidated amounts include the resale of software licenses from the indirect subsidiary TIS.

Schedule of changes in contractual liabilities (IFRS 15), mainly related to the sale of prepaid credits
Below, we present the changes in contractual liabilities (contracts with customers), mainly represented by the sale of prepaid credits.

	12.31.2025	12.31.2024
Balance at the beginning of the fiscal year	1,016,935	963,407
Additions	9,056,854	9,482,545
Write-offs, net	(8,995,760)	(9,429,017)
Balance at the end of the year	1,078,029	1,016,935

Schedule of expected periods of realization of contractual liabilities	Below, we present the expected terms for the realization of contractual, non-current liabilities.

Year
2026	1,011,297
2027	46,471
2028	4,735
2029	3,325
2030	3,946
2031 onwards	8,255
Total	1,078,029